STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value Information for Stock Options and Stock Appreciation Rights
The following table summarizes fair value information for stock options and stock appreciation rights:

	2024 (1)	2023 (1)	2022 (1)
Stock options and stock appreciation rights weighted-average fair value per award	$14.84	$11.64	$10.68
Assumptions:
Volatility	30.6% to 31.7%	30.9%	30.8% to 31.3%
Expected term (in years)	5.6 to 7.8	5.8	6.1
Expected dividend yield	1.8%	1.8%	1.5%
Range of risk-free rates	4.0% to 4.3%	3.6%	1.7% to 3.0%
(1) Carrier has limited historical trading data and used peer group data to estimate expected volatility for the 2024, 2023 and 2022 awards.

Schedule of Share-based Payment Arrangement, Activity
Changes in stock options and stock appreciation rights outstanding were as follows:

	Shares Subject to Option (in thousands)	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Life (in years)
As of December 31, 2021	32,441	$22.02
Granted	2,715	$47.72
Exercised	(3,495)	$17.76
Cancelled	(883)	$30.33
As of December 31, 2022	30,778	$24.53
Granted	3,494	$46.13
Exercised	(8,432)	$20.48
Cancelled	(769)	$42.94
As of December 31, 2023	25,071	$28.34
Granted	4,187	$56.46
Exercised	(8,041)	$23.21
Cancelled	(430)	$50.77
Outstanding as of December 31, 2024	20,787	$35.52	$681	5.8

Exercisable as of December 31, 2024	12,746	$25.48	$545	4.1
Changes in restricted stock units were as follows:

	RSUs (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding and unvested as of December 31, 2021	3,570	$23.33
Granted	555	$41.88
Vested	(1,915)	$20.85
Cancelled	(143)	$32.92
Outstanding and unvested as of December 31, 2022	2,067	$29.87
Granted	577	$45.71
Vested	(1,140)	$26.09
Cancelled	(161)	$35.09
Outstanding and unvested as of December 31, 2023	1,343	$39.22
Granted	264	$59.88
Vested	(448)	$38.17
Cancelled	(68)	$49.14
Outstanding and unvested as of December 31, 2024	1,091	$43.94
Changes in PSUs were as follows:

	PSUs (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding and unvested as of December 31, 2021	1,421	$30.75
Granted	653	$46.93
Vested	(5)	$41.81
Forfeited	(139)	$35.45
Outstanding and unvested as of December 31, 2022	1,930	$35.86
Granted	902	$47.93
Vested	(607)	$18.23
Forfeited	(183)	$46.52
Outstanding and unvested as of December 31, 2023	2,042	$45.47
Granted	1,741	$50.75
Vested	(1,339)	$41.49
Forfeited	(121)	$52.56
Outstanding and unvested as of December 31, 2024	2,323	$51.35

Schedule of Stock-Based Compensation Cost by Award Type
Stock-based compensation cost by award type are as follows:

(In millions)	2024	2023	2022
Equity compensation costs - equity settled	$98	$81	$77
Equity compensation costs - cash settled (1)	2	3	(15)
Total stock-based compensation cost	$100	$84	$62

Amounts recorded in continuing operations	$87	$74	$53
Amounts recorded in discontinued operations	13	10	9
Total stock-based compensation cost	$100	$84	$62

Income tax benefit	$13	$11	$9
(1) The cash settled awards are classified as liability awards and are measured at fair value at each balance sheet date.